Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017
Supplement [Text Block]	bf22_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock Inflation Protected Bond Portfolio

(the “Fund”)

Supplement dated October 23, 2017 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”), each dated
April 28, 2017, as supplemented to date

The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:

The fifth paragraph in the section of each Summary Prospectus entitled “Key Facts About BlackRock Inflation Protected Bond Portfolio — Principal Investment Strategies of the Fund” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Inflation Protected Bond Portfolio — Principal Investment Strategies of the Fund” are deleted in their entirety.

The section of each Summary Prospectus entitled “Key Facts About BlackRock Inflation Protected Bond Portfolio — Principal Risks of Investing in the Fund” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Inflation Protected Bond Portfolio — Principal Risks of Investing in the Fund” are amended to delete “Non-Diversification Risk.”

BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf22_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock Inflation Protected Bond Portfolio

(the “Fund”)

Supplement dated October 23, 2017 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”), each dated
April 28, 2017, as supplemented to date

The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:

The fifth paragraph in the section of each Summary Prospectus entitled “Key Facts About BlackRock Inflation Protected Bond Portfolio — Principal Investment Strategies of the Fund” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Inflation Protected Bond Portfolio — Principal Investment Strategies of the Fund” are deleted in their entirety.

The section of each Summary Prospectus entitled “Key Facts About BlackRock Inflation Protected Bond Portfolio — Principal Risks of Investing in the Fund” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Inflation Protected Bond Portfolio — Principal Risks of Investing in the Fund” are amended to delete “Non-Diversification Risk.”